Compass EMP Funds Trust

Compass EMP Multi-Asset Balanced Fund
Compass EMP Multi-Asset Growth Fund
Compass EMP Alternative Strategies Fund

Incorporated herein by reference is the definitive version of the supplement for Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 23, 2014 (SEC Accession No. 0000910472-14-001721).